MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2025-NQM5
Start - End Dates:	11/22/2022 - 5/29/2025
Deal Loan Count:	124

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	State Consumer Protection	CMPSTCP1151	XXX Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Total				1

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